Income Taxes (Schedule of Operating Loss and Tax Credit Carryforwards) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	$ 353,215	$ 297,016
General business credits-federal	64,835	80,048
Federal loss carryforwards	62,010	175
State loss carryforwards	19,801	$ 19,438
Expiring 2031-2037
Tax Credit Carryforward [Line Items]
General business credits-federal	64,835
Expiring 2027-2035
Tax Credit Carryforward [Line Items]
Federal loss carryforwards	62,010
Expiring 2018-2022
Tax Credit Carryforward [Line Items]
State loss carryforwards	1,092
Expiring 2023-2035
Tax Credit Carryforward [Line Items]
State loss carryforwards	18,709
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	126,800
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	$ 19,800